SUBSEQUENT EVENTS (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Payments to acquire business		$ 4,454	$ 0	$ 2,799	$ 56,620
Equity issued to acquiree		$ 15,000	$ 0
Subsequent Event | Crisp Results
Subsequent Event [Line Items]
Consideration transferred	$ 40,000
Payments to acquire business	20,000
Equity issued to acquiree	20,000
Contingent consideration	$ 10,000
Earnout period	12 months
Deferred payment	$ 5,000